Promissory Notes (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Long term promissory notes
Discounted principal	$ 4,003,255
Principal	100,000
Accrued interest	95,577
Promissory notes current and non-current	4,198,832
Less: promissory notes – current	947,980
Promissory notes – long-term	3,250,852
PGG [Member]
Long term promissory notes
Discounted principal	4,003,255
Principal
Accrued interest	93,577
Promissory notes current and non-current	4,096,832
Less: promissory notes – current	947,980
Promissory notes – long-term	3,148,852
Denali [Member]
Long term promissory notes
Discounted principal
Principal	100,000
Accrued interest	2,000
Promissory notes current and non-current	102,000
Less: promissory notes – current
Promissory notes – long-term	$ 102,000